Unaudited Condensed Statement of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 28, 2020
Balance (in Shares) at Jul. 28, 2020
Issuance of Class B ordinary shares to Sponsor		$ 1,006	23,994		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		10,062,500
Sale of units in initial public offering, less derivative liabilities for public warrants	$ 3,750		359,871,250		359,875,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in Shares)	37,500,000
Offering costs			(20,285,036)		(20,285,036)
Excess cash received over the fair value of the private warrants			1,583,332		1,583,332
Shares subject to possible redemption	$ (3,295)		(329,520,845)		(329,524,140)
Shares subject to possible redemption (in Shares)	(32,952,414)
Forfeiture of Class B shares		$ (69)	69
Forfeiture of Class B shares (in Shares)		(687,500)
Net loss				(6,674,151)	(6,674,151)
Balance at Dec. 31, 2020	$ 455	$ 937	11,672,764	(6,674,151)	5,000,005
Balance (in Shares) at Dec. 31, 2020	4,547,586	9,375,000
Shares subject to possible redemption	$ 84		8,398,105		8,398,189
Shares subject to possible redemption (in Shares)	839,819
Net loss				(8,398,190)	(8,398,190)
Balance at Mar. 31, 2021	$ 539	$ 937	$ 20,070,869	$ (15,072,341)	$ 5,000,004
Balance (in Shares) at Mar. 31, 2021	5,387,405	9,375,000